FINANCIAL RISK MANAGEMENT - Foreign exchange and interest rate risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign exchange risk
Financial risk factors
Increase/Decrease of rate (in percent)	10.00%
Canadian dollars | Foreign exchange risk | Cash and cash equivalents, and restricted cash
Financial risk factors
Increase/Decrease amount	$ 143,315	$ 80,953	$ 5,254
Canadian dollars | Foreign exchange risk | Accounts Payable
Financial risk factors
Increase/Decrease amount	$ 26,869	$ 102,662	$ 80,654
Euros
Financial risk factors
Revenue (as a percent)	44.00%	45.00%	30.00%
Euros | Foreign exchange risk | Accounts Receivables
Financial risk factors
Increase/Decrease amount	$ 15,597	$ 8,114	$ 6,288
Euros | Foreign exchange risk | Cash and cash equivalents, and restricted cash
Financial risk factors
Increase/Decrease amount	82,902	49,459	2,780
Euros | Foreign exchange risk | Accounts Payable
Financial risk factors
Increase/Decrease amount	$ 65,375	$ 108,703	$ 176,569